CVC - BENEFIT PLANS - Asset Allocation and Fair Values of Pension Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Information about Plan Assets [Abstract]
Weighted average asset allocation (in hundredths)	100.00%	100.00%
Fair value of plan assets	$ 195,768	$ 284,118	$ 297,846
Fixed income securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Weighted average asset allocation (in hundredths)	66.00%	55.00%
Foreign issued corporate debt
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets	$ 10,721	$ 13,583
Foreign issued corporate debt | Level I
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets	0	0
Foreign issued corporate debt | Level II
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets	10,721	13,583
U.S. corporate debt
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets	39,992	48,046
U.S. corporate debt | Level I
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets	0	0
U.S. corporate debt | Level II
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets	39,992	48,046
Government debt
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets	4,645	4,810
Government debt | Level I
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets	0	0
Government debt | Level II
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets	4,645	4,810
U.S. Treasury securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets	62,601	77,285
U.S. Treasury securities | Level I
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets	0	0
U.S. Treasury securities | Level II
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets	62,601	77,285
Asset-backed securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets	10,978	14,065
Asset-backed securities | Level I
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets	0	0
Asset-backed securities | Level II
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets	$ 10,978	$ 14,065
Cablevision Systems Corporation And Subsidiaries | Pension Plan
Defined Benefit Plan, Information about Plan Assets [Abstract]
Weighted average asset allocation (in hundredths)			100.00%
Fair value of plan assets			$ 302,147
Cablevision Systems Corporation And Subsidiaries | Pension Plan | Level I
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets			118,067
Cablevision Systems Corporation And Subsidiaries | Pension Plan | Level II
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets			$ 184,080
Cablevision Systems Corporation And Subsidiaries | Pension Plan | Mutual funds
Defined Benefit Plan, Information about Plan Assets [Abstract]
Weighted average asset allocation (in hundredths)			39.00%
Fair value of plan assets			$ 117,174
Cablevision Systems Corporation And Subsidiaries | Pension Plan | Mutual funds | Level I
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets			$ 117,174
Cablevision Systems Corporation And Subsidiaries | Pension Plan | Fixed income securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Weighted average asset allocation (in hundredths)			61.00%
Cablevision Systems Corporation And Subsidiaries | Pension Plan | Foreign issued corporate debt
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets			$ 12,825
Cablevision Systems Corporation And Subsidiaries | Pension Plan | Foreign issued corporate debt | Level II
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets			12,825
Cablevision Systems Corporation And Subsidiaries | Pension Plan | U.S. corporate debt
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets			54,005
Cablevision Systems Corporation And Subsidiaries | Pension Plan | U.S. corporate debt | Level II
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets			54,005
Cablevision Systems Corporation And Subsidiaries | Pension Plan | Government debt
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets			8,273
Cablevision Systems Corporation And Subsidiaries | Pension Plan | Government debt | Level II
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets			8,273
Cablevision Systems Corporation And Subsidiaries | Pension Plan | U.S. Treasury securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets			90,414
Cablevision Systems Corporation And Subsidiaries | Pension Plan | U.S. Treasury securities | Level II
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets			90,414
Cablevision Systems Corporation And Subsidiaries | Pension Plan | Asset-backed securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets			18,563
Cablevision Systems Corporation And Subsidiaries | Pension Plan | Asset-backed securities | Level II
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets			18,563
Cablevision Systems Corporation And Subsidiaries | Pension Plan | Cash Equivalents
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets			893
Cablevision Systems Corporation And Subsidiaries | Pension Plan | Cash Equivalents | Level I
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets			$ 893